Deposits, Part 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of interest expense [Abstract]
Passbook savings accounts	$ 7	$ 11
Statement savings accounts	26	44
eSavings accounts	66	28
Certificate of deposit accounts	1,502	1,617
Interest expense on deposits	$ 1,601	$ 1,700